UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07396

Western Asset Managed High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FORM N-Q

MAY 31, 2016

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 89.4%
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.5%
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	370,000	$375,088
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	910,000	913,412	(a)

Total Auto Components				1,288,500

Diversified Consumer Services - 1.2%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	530,000	537,950	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	930,000	974,175	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	695,000	816,625
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	500,000	501,250

Total Diversified Consumer Services				2,830,000

Hotels, Restaurants & Leisure - 3.8%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	718,484	718,484	(a)(b)(c)(d)
Boyd Gaming Corp., Senior Notes	6.375%	4/1/26	270,000	279,450	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	540,000	586,575
CCM Merger Inc., Senior Notes	9.125%	5/1/19	930,000	975,522	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,140,000	1,080,150
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	720,000	676,800	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	270,000	533	*(a)(e)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	650,000	679,250
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	340,000	357,850	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	400,000	405,000	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,976,000	2,077,270	(a)
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer Inc., Senior Notes	5.625%	5/1/24	320,000	336,800	(a)
Pinnacle Entertainment Inc., Senior Bonds	5.625%	5/1/24	170,000	166,600	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	910,000	814,450	(a)

Total Hotels, Restaurants & Leisure				9,154,734

Household Durables - 1.7%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,090,000	1,107,713	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	900,000	904,500	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	830,000	867,350
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	170,000	169,575
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,040,000	972,400	(a)

Total Household Durables				4,021,538

Leisure Products - 0.1%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	710,000	378,075	(a)

Media - 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,360,000	1,397,400	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,060,000	1,135,852	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	430,000	495,513	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	580,000	641,625
DISH DBS Corp., Senior Notes	6.750%	6/1/21	1,110,000	1,152,513
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,170,000	1,134,900
DISH DBS Corp., Senior Notes	5.875%	11/15/24	270,000	250,900

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,010,000		$401,475	(b)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	880,000		855,800	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,030,193		685,078	(a)(b)
Numericable-SFR SA, Senior Secured Bonds	6.250%	5/15/24	2,220,000		2,167,275	(a)
Numericable-SFR SA, Senior Secured Notes	7.375%	5/1/26	730,000		737,300	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	821,000		957,244
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	361,000		417,982
Tribune Media Co., Senior Notes	5.875%	7/15/22	410,000		416,150
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	81,000		86,366	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	730,000		726,350	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,200,000	EUR	1,431,814	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	520,000		399,100
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,510,000		1,566,051	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,030,000		1,049,313	(a)

Total Media					18,106,001

Multiline Retail - 0.6%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	650,000		689,813	(a)
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	185,000		167,425
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	550,000		418,000	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	350,000		247,625	(a)(b)

Total Multiline Retail					1,522,863

Specialty Retail - 2.1%
American Greetings Corp., Senior Notes	7.375%	12/1/21	700,000		718,375
GameStop Corp., Senior Notes	6.750%	3/15/21	500,000		490,000	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,950,000		1,740,375	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	440,000		445,500	(a)
L Brands Inc., Debentures	6.950%	3/1/33	250,000		253,125
L Brands Inc., Senior Notes	6.875%	11/1/35	710,000		752,600
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	650,000		683,312

Total Specialty Retail					5,083,287

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	200,000		197,000	(a)

TOTAL CONSUMER DISCRETIONARY					42,581,998

CONSUMER STAPLES - 4.1%
Beverages - 0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	740,000		706,700	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	670,000		760,450	(a)

Total Beverages					1,467,150

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	880,000		812,900	(a)
Performance Food Group Inc., Senior Notes	5.500%	6/1/24	210,000		213,150	(a)

Total Food & Staples Retailing					1,026,050

Food Products - 1.4%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	700,000		694,750	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	570,000		487,350	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	890,000		901,686	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,430,000		1,304,875	(a)

Total Food Products					3,388,661

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 1.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	380,000	$396,150
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	210,000	204,225	(a)
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	360,000	385,427
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	210,000	223,125
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	630,000	661,500
Sun Products Corp., Senior Notes	7.750%	3/15/21	960,000	933,600	(a)

Total Household Products				2,804,027

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,290,000	1,136,812

TOTAL CONSUMER STAPLES				9,822,700

ENERGY - 13.5%
Energy Equipment & Services - 1.2%
CGG, Senior Notes	6.500%	6/1/21	550,000	236,500
CGG, Senior Notes	6.875%	1/15/22	370,000	159,100
Ensco PLC, Senior Notes	4.700%	3/15/21	120,000	94,350
Ensco PLC, Senior Notes	5.750%	10/1/44	770,000	449,488
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	280,000	204,400	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	190,000	169,100
Pride International Inc., Senior Notes	7.875%	8/15/40	620,000	425,165
SESI LLC, Senior Notes	6.375%	5/1/19	790,000	740,625
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	760,000	532,000	(a)

Total Energy Equipment & Services				3,010,728

Oil, Gas & Consumable Fuels - 12.3%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	430,000	105,350	*(f)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,275,000	312,375	*(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	610,000	552,050	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	1,550,000	844,750
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	590,000	393,825
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	580,000	632,200	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	520,000	523,900
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,840,000	1,214,400
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000	351,400
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	680,000	418,200
Continental Resources Inc., Senior Notes	5.000%	9/15/22	70,000	66,500
Continental Resources Inc., Senior Notes	3.800%	6/1/24	150,000	131,625
Continental Resources Inc., Senior Notes	4.900%	6/1/44	750,000	620,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	850,000	807,245
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	380,000	372,400	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	470,000	408,178	(g)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	650,000	420,875
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	380,000	195,700
EV Energy Partners LP/EV Energy Finance Corp., Senior Notes	8.000%	4/15/19	160,000	85,600
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	180,000	178,200
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	291,000	274,267
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	1,090,000	1,019,150
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	470,000	448,850
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,910,000	1,542,325	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	2,630,000	$2,851,864
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	280,000	283,150
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	300,000	125,250	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,360,000	0	(c)(d)(h)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	930,000	737,025	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	170,000	130,900	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	580,000	449,500	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	920,000	312,800	*(d)(e)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	2,550,000	497,250	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	850,000	582,250
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	600,000	592,500	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	670,000	644,875
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	960,000	871,200
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	500,000	453,750
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,270,000	920,369
Rice Energy Inc., Senior Notes	7.250%	5/1/23	790,000	801,850
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	220,000	226,600	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	400,000	392,000	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	680,000	523,600
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	3,160,000	2,291,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	510,000	378,675	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	6.625%	10/1/20	280,000	287,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	80,000	83,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	230,000	238,050
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	520,000	470,600
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	500,000	415,000
Williams Cos. Inc., Debentures	7.500%	1/15/31	220,000	217,250
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	290,000	245,775
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	360,000	315,900
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,260,000	1,033,200
WPX Energy Inc., Senior Notes	7.500%	8/1/20	190,000	187,150
WPX Energy Inc., Senior Notes	8.250%	8/1/23	280,000	275,100

Total Oil, Gas & Consumable Fuels				29,754,423

TOTAL ENERGY				32,765,151

FINANCIALS - 13.3%
Banks - 6.4%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	760,000	802,750	(g)(i)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,060,000	1,346,744	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,200,000	1,311,750
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	230,000	235,182	(g)(i)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,390,000	1,388,262	(a)(g)(i)
CIT Group Inc., Senior Notes	5.375%	5/15/20	270,000	283,500
CIT Group Inc., Senior Notes	5.000%	8/15/22	350,000	359,188
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,230,000	1,257,675
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	770,000	770,000	(g)(i)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	170,000	208,675	(a)(g)(i)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	440,000	498,300	(a)(g)(i)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	690,000	718,152	(a)(g)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	430,000	405,275	(g)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	590,000	566,400	(g)(i)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	350,000	362,142	(g)(i)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	370,000	385,725	(g)(i)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/27/16	980,000		$983,675	(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	670,000		792,275	(g)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	730,000		765,528
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	230,000		253,495
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,350,000	AUD	1,043,337	(g)(j)
Santander Issuances SAU, Notes	5.911%	6/20/16	600,000		601,164	(a)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	180,000		192,825	(g)(i)

Total Banks					15,532,019

Capital Markets - 1.0%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	950,000		918,303	(a)(g)(i)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	670,000		817,246
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	710,000		733,517

Total Capital Markets					2,469,066

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	611,000		698,068
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	620,000		670,375
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	610,000		628,300
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	760,000		589,000	(a)

Total Consumer Finance					2,585,743

Diversified Financial Services - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	550,000		565,812
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	150,000		155,813
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000		157,500
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	420,000		426,300	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	2,520,000		2,702,700
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	90,000		97,425
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,815,000		2,141,700
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	20,000		24,325
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	210,000		229,950

Total Diversified Financial Services					6,501,525

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	460,000		462,300	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	510,000		376,125
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	360,000		428,580	(a)

Total Insurance					1,267,005

Real Estate Investment Trusts (REITs) - 0.5%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	480,000		478,800	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	550,000		556,875
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	290,000		311,750

Total Real Estate Investment Trusts (REITs)					1,347,425

Real Estate Management & Development - 1.1%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	440,000		423,500
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,240,000		1,255,500
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	880,000		919,600	(a)

Total Real Estate Management & Development					2,598,600

TOTAL FINANCIALS					32,301,383

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 6.9%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	440,000		$389,400	(a)

Health Care Equipment & Supplies - 1.2%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,260,000		1,261,575	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	680,000		552,500	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	520,000		525,200	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	600,000		549,000

Total Health Care Equipment & Supplies					2,888,275

Health Care Providers & Services - 4.1%
BioScrip Inc., Senior Notes	8.875%	2/15/21	470,000		399,500
Centene Corp., Senior Notes	5.625%	2/15/21	420,000		437,850	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	250,000		263,907	(a)
HCA Inc., Debentures	7.500%	11/15/95	2,345,000		2,298,100
HCA Inc., Notes	7.690%	6/15/25	490,000		532,875
HCA Inc., Senior Secured Notes	5.250%	6/15/26	310,000		319,300
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	1,410,000		1,360,650
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	890,000		916,700	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	320,000	EUR	366,730	(j)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,240,000		1,253,950
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	720,000		761,400
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,180,000		1,107,725

Total Health Care Providers & Services					10,018,687

Pharmaceuticals - 1.4%
DPx Holdings BV, Senior Notes	7.500%	2/1/22	110,000		113,162	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	450,000		450,000	(a)(b)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	550,000		522,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	960,000		852,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,150,000		1,046,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	480,000		402,600	(a)

Total Pharmaceuticals					3,386,762

TOTAL HEALTH CARE					16,683,124

INDUSTRIALS - 10.5%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	410,000		433,575
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,270,000		1,079,500	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	490,000		502,250

Total Aerospace & Defense					2,015,325

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	280,000		292,600	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	360,000		347,400	(a)

Total Air Freight & Logistics					640,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.3%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	272,927	$284,868	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	36,209	38,210
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	206,869	237,372
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	149,231	155,387

Total Airlines				715,837

Building Products - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	790,000	701,125	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	240,000	250,200	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	360,000	372,600	(a)

Total Building Products				1,323,925

Commercial Services & Supplies - 2.3%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	390,000	318,825	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	830,000	890,175	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,840,000	1,518,000
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	1,416,000	1,513,350
West Corp., Senior Notes	5.375%	7/15/22	1,340,000	1,217,725	(a)

Total Commercial Services & Supplies				5,458,075

Construction & Engineering - 1.2%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	670,000	591,275	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	680,000	697,000	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	684,766	563,220	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	570,000	570,000	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	770,000	394,625	(a)

Total Construction & Engineering				2,816,120

Electrical Equipment - 0.6%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	465,580	453,940	(b)(c)
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	560,000	557,900	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	510,000	497,250	(a)

Total Electrical Equipment				1,509,090

Machinery - 1.2%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	340,000	329,800	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,540,000	1,524,600	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	690,000	721,481
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	280,000	220,500	(a)

Total Machinery				2,796,381

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,180,000	971,376	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	670,000	123,950	*(d)(f)

Total Marine				1,095,326

Road & Rail - 1.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	870,000	856,950	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	140,000	116,900	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	1,860,000	1,860,000	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,030,000	684,950	(a)

Total Road & Rail				3,518,800

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 1.1%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	790,000	$831,475	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,260,000	1,304,100
HD Supply Inc., Senior Notes	5.750%	4/15/24	430,000	448,275	(a)

Total Trading Companies & Distributors				2,583,850

Transportation - 0.4%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	446,000	454,920	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,080,000	550,800	(a)(b)

Total Transportation				1,005,720

TOTAL INDUSTRIALS				25,478,449

INFORMATION TECHNOLOGY - 2.3%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	760,000	745,750

Internet Software & Services - 0.6%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	380,000	388,550	(a)(b)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	590,000	640,150
Match Group Inc., Senior Notes	6.375%	6/1/24	330,000	337,425	(a)

Total Internet Software & Services				1,366,125

IT Services - 0.8%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	350,000	164,500	(a)(d)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,780,000	1,785,554	(a)

Total IT Services				1,950,054

Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	630,000	638,717

Technology Hardware, Storage & Peripherals - 0.3%
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	480,000	401,436
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	240,000	184,650
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	140,000	98,787	(a)
Western Digital Corp., Senior Notes	10.500%	4/1/24	120,000	124,500	(a)

Total Technology Hardware, Storage & Peripherals				809,373

TOTAL INFORMATION TECHNOLOGY				5,510,019

MATERIALS - 8.0%
Chemicals - 0.8%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	340,000	334,900	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	443,625	334,937	(a)(b)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	240,000	250,800	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	1,240,000	1,083,450	(a)

Total Chemicals				2,004,087

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	700,000	518,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	260,000	187,200	(a)

Total Construction Materials				705,200

Containers & Packaging - 3.3%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	772,353	799,385	(a)(b)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	1,060,000	1,112,205	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	260,000	272,805	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,190,000	1,219,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	670,000		$670,000	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,170,000		1,131,975	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	430,000		423,550	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,790,000		1,834,750
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	560,000		522,200	(a)

Total Containers & Packaging					7,986,620

Metals & Mining - 3.5%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	330,000		315,150	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	210,000		191,625	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000		192,150	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	510,000		469,200	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	1,110,000		1,054,500
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	670,000		527,625	(a)(d)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	700,000		649,411
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	350,000		374,500	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	10,000		9,169
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	280,000		244,300
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	200,000		168,500
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	260,000		215,150
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	350,000		265,892
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	860,000		64,500	*(a)(d)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	9,251		0	(a)(b)(c)(d)(h)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	180,000		184,950	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	201,502	EUR	231,628	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	539,761		597,785	(a)(b)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	550,000		529,375
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	430,000		439,675	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	510,000		524,025	(a)
United States Steel Corp., Senior Secured Notes	8.375%	7/1/21	390,000		403,650	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	820,000		684,700

Total Metals & Mining					8,337,460

Paper & Forest Products - 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	340,000		253,725

TOTAL MATERIALS					19,287,092

TELECOMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 4.8%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	180,000		176,175
CenturyLink Inc., Senior Notes	7.650%	3/15/42	1,900,000		1,562,750
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	115,000		109,106
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,910,000		1,950,587	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,390,000		952,150
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,030,000		1,054,463	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	350,000		366,625
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	580,000		580,000	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,160,000		240,120	(a)(d)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,330,000		1,344,138	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	500,000		574,369
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,880,000		1,767,200
Windstream Services LLC, Senior Notes	7.750%	10/1/21	870,000		763,425
Windstream Services LLC, Senior Notes	6.375%	8/1/23	120,000		92,926

Total Diversified Telecommunication Services					11,534,034

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 5.8%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	1,600,000	$1,600,000	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	355,000	398,488	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	720,000	770,767	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	900,000	1,026,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	80,000	60,100
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,640,000	2,151,600
Sprint Communications Inc., Senior Notes	6.000%	12/1/16	60,000	60,825
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	1,480,000	1,579,900	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	640,000	550,733
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,495,000	1,382,875
Sprint Corp., Senior Notes	7.250%	9/15/21	980,000	798,700
Sprint Corp., Senior Notes	7.875%	9/15/23	130,000	102,050
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	300,000	309,933
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	730,000	763,762
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	320,000	339,600
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	1,160,000	1,267,445	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	530,000	567,100	(j)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	350,000	374,500	(a)

Total Wireless Telecommunication Services				14,104,378

TOTAL TELECOMMUNICATION SERVICES				25,638,412

UTILITIES - 2.6%
Electric Utilities - 1.0%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,210,000	1,163,112
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	1,290,000	1,341,600

Total Electric Utilities				2,504,712

Independent Power and Renewable Electricity Producers - 1.6%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	472,000	504,450	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	2,572,137	2,421,024
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Notes	9.125%	6/30/17	37,608	36,151
NRG Energy Inc., Senior Notes	7.250%	5/15/26	760,000	759,050	(a)

Total Independent Power and Renewable Electricity Producers				3,720,675

TOTAL UTILITIES				6,225,387

TOTAL CORPORATE BONDS & NOTES (Cost - $218,878,279)				216,293,715

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	600,000	317,581	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.618%	8/15/48	500,000	327,214	(a)(g)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	500,000	248,222	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,054,405)				893,017

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	230,000	192,427

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	672,385	235,335	(a)(b)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $884,804)				427,762

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 2.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	710,000	$710,887	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	610,000	503,250	(k)(l)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	445,500	269,528	(k)(l)

TOTAL CONSUMER DISCRETIONARY				1,483,665

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	296,581	297,693	(k)(l)

ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	622,222	528,889	(k)(l)

Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	210,000	208,950	(d)(k)(l)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	453,050	323,931	(k)(l)

Total Oil, Gas & Consumable Fuels				532,881

TOTAL ENERGY				1,061,770

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	555,800	497,441	(k)(l)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	730,000	696,694	(k)(l)

TOTAL HEALTH CARE				1,194,135

UTILITIES - 0.4%
Electric Utilities - 0.4%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	260,000	243,100	(k)(l)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	653,400	584,793	(k)(l)

TOTAL UTILITIES				827,893

TOTAL SENIOR LOANS (Cost - $5,428,751)				4,865,156

SOVEREIGN BONDS - 0.3%
ARGENTINA - 0.3%
Republic of Argentina, Senior Notes	6.875%	4/22/21	200,000	210,000	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	200,000	210,400	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	200,000	205,000	(a)

TOTAL SOVEREIGN BONDS (Cost - $591,524)				625,400

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.3%
U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Notes (Cost - $5,498,504)	1.375%	9/30/20	5,500,000	5,515,576

			SHARES
COMMON STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			46,919	432,593	*(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY			SHARES	VALUE
ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc.			30,893	$35,218	*
KCAD Holdings I Ltd.			151,493,610	631,577	*(c)(d)

Total Energy Equipment & Services				666,795

Oil, Gas & Consumable Fuels - 0.6%
Magnum Hunter Resources Corp.			120,377	1,576,936	*(d)

TOTAL ENERGY				2,243,731

FINANCIALS - 0.9%
Banks - 0.9%
Citigroup Inc.			29,040	1,352,393
JPMorgan Chase & Co.			13,508	881,667

TOTAL FINANCIALS				2,234,060

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc. (Escrow)			8,800	103,048	*(c)(d)

INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			58,920	327,831	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			1,756	0	(a)(c)(d)(h)

TOTAL INDUSTRIALS				327,831

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			1,863,035	1	*(c)(d)

TOTAL COMMON STOCKS (Cost - $8,698,018)				5,341,264

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC (Cost - $548,416)	5.500%		652	550,718

PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Consumer Finance - 0.7%
GMAC Capital Trust I	6.411%		68,121	1,706,091	(g)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	7.008%		46,675	1,216,817	(g)

TOTAL PREFERRED STOCKS (Cost - $2,805,762)				2,922,908

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $150,100)		1/17/17	7,014,000	36,522

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $244,538,563)				237,472,038

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,917,615)	0.239%	1,917,615	$1,917,615

TOTAL INVESTMENTS - 99.0% (Cost - $246,456,178#)			239,389,653
Other Assets in Excess of Liabilities - 1.0%			2,466,602

TOTAL NET ASSETS - 100.0%			$241,856,255

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Illiquid security.

(e)	The maturity principal is currently in default as of May 31, 2016.

(f)	The coupon payment on these securities is currently in default as of May 31, 2016.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
OJSC	— Open Joint Stock Company
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective. The Fund invests primarily in high-yield corporate bonds, debentures and notes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$41,863,514	$718,484		$42,581,998
Energy	—	32,765,151	0	*	32,765,151
Industrials	—	25,024,509	453,940		25,478,449
Materials	—	19,287,092	0	*	19,287,092
Other Corporate Bonds & Notes	—	96,181,025	—		96,181,025
Collateralized Mortgage Obligations	—	893,017	—		893,017
Convertible Bonds & Notes	—	427,762	—		427,762
Senior Loans:
Consumer Discretionary	—	710,887	772,778		1,483,665
Energy	—	—	1,061,770		1,061,770
Utilities	—	—	827,893		827,893
Other Senior Loans	—	1,491,828	—		1,491,828
Sovereign Bonds	—	625,400	—		625,400
U.S. Government & Agency Obligations	—	5,515,576	—		5,515,576
Common Stocks:
Consumer Discretionary	—	—	432,593		432,593
Energy	$35,218	1,576,936	631,577		2,243,731
Financials	2,234,060	—	—		2,234,060
Health Care	—	—	103,048		103,048
Industrials	—	—	327,831		327,831
Materials	—	—	1		1
Convertible Preferred Stocks	550,718	—	—		550,718
Preferred Stocks	2,922,908	—	—		2,922,908
Purchased Options	—	36,522	—		36,522

Total Long-Term Investments	$5,742,904	$226,399,219	$5,329,915		$237,472,038

Short-Term Investments†	$1,917,615	—	—		$1,917,615

Total Investments	$7,660,519	$226,399,219	$5,329,915		$239,389,653

Other Financial Instruments:
Futures Contracts	$9,891	—	—		$9,891
Forward Foreign Currency Contracts	—	$59,724	—		59,724

Total Other Financial Instruments	$9,891	$59,724	—		$69,615

Total	$7,670,410	$226,458,943	$5,329,915		$239,459,268

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$6,689	—		$6,689

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		INDUSTRIALS	MATERIALS
Balance as of February 29, 2016	$642,379	—		$465,580	$0	*
Accrued premiums/discounts	4,684	—		1,116	—
Realized gain (loss)	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	59,934	—		(12,756)	(46)
Purchases	24,557	$0	*	—	46
Sales	(13,070)	—		—	—
Transfers into Level 3[2]	—	—		—	—
Transfers out of Level 3[3]	—	—		—	—

Balance as of May 31, 2016	$718,484	$0	*	$453,940	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	$59,934	—		$(12,756)	$(46)

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of February 29, 2016	—	$296,625	$804,327	$484,764	$540,416
Accrued premiums/discounts	—	321	4,714	205	503
Realized gain (loss)	—	23	(143,444)	16	29
Change in unrealized appreciation (depreciation)[1]	—	4,143	38,272	13,856	42,895
Purchases	—	—	420,033	—	245,700
Sales	—	(3,419)	(591,021)	(1,400)	(1,650)
Transfers into Level 3[2]	$772,778	—	528,889	—	—
Transfers out of Level 3[3]	—	(297,693)	—	(497,441)	—

Balance as of May 31, 2016	$772,778	—	$1,061,770	—	$827,893

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	—	—	$50,426	—	$42,895

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of February 29, 2016	$0	*	$531,894	$967,472	$274,055	$110,369	$5,117,881
Accrued premiums/discounts	—		—	—	—	—	11,543
Realized gain (loss)	—		—	257,187	—	—	113,811
Change in unrealized appreciation (depreciation)[1]	432,593		99,683	(232,047)	53,776	(110,368)	389,935
Purchases	—		—	70,968	—	—	761,304
Sales	—		—	(960,532)	—	—	(1,571,092)
Transfers into Level 3[2]	—		—	—	—	—	1,301,667
Transfers out of Level 3[3]	—		—	—	—	—	(795,134)

Balance as of May 31, 2016	$432,593		$631,577	$103,048	$327,831	$1	$5,329,915

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	$432,593		$99,683	$32,080	$53,776	$(110,368)	$648,217

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,689,597
Gross unrealized depreciation	(19,756,122)

Net unrealized depreciation	$(7,066,525)

At May 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	7	9/16	$907,617	$907,813	$196
U.S. Treasury Ultra Long-Term Bonds	24	9/16	4,193,305	4,203,000	9,695

Net unrealized appreciation on open futures contracts					$9,891

At May 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	360,000	USD	404,499	Citibank N.A.	8/12/16	$(2,969)
EUR	600,000	USD	672,936	Citibank N.A.	8/12/16	(3,720)
USD	2,192,074	EUR	1,911,887	Citibank N.A.	8/12/16	59,631
USD	11,246	EUR	10,000	Citibank N.A.	8/12/16	93

Total						$53,035

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016